Deconsolidation of 58 Home	12 Months Ended
Dec. 31, 2018
Issuance Of Restricted Shares And Preference Shares By 58 Daojia [Abstract]
Deconsolidation of 58 Home
5.	Deconsolidation of 58 Home

58 Home has been the holding company of the 58 Home business and a majority owned entity of the Company since its establishment in late 2014.

On October 12, 2015, a share subscription agreement (the “58 Home Share Subscription Agreement”) was entered into among 58 Home and certain investors whereby 58 Home agreed to issue Series A convertible preference shares (“58 Home Series A Preference Shares”) amounting to an aggregate purchase price of RMB1.9 billion (US$300.0 million). Investors of the 58 Home Series A Preference Shares included the Company who paid RMB63.9 million (US$10.0 million) for certain number of 58 Home Series A Preference Shares and other new investors who paid RMB1.9 billion (US$290.0 million) aggregately to subscribe the remaining 58 Home Series A Preference Shares. The transaction was intended to reduce the pressure on the Group’s cash flows and profitability, enable the Group to better focus on its core classifieds business, and further fuel the growth of 58 Home with more independent operation and support from new investors.

Before closing of the transaction, in November 2015, pursuant to the 58 Home Share Subscription Agreement, the Company unilaterally contributed RMB640.7 million as additional paid-in capital to 58 Home by waiving RMB640.7 million receivables from 58 Home. Because the noncontrolling ordinary shareholders of 58 Home are employees of the Group, the unilateral capital contribution by the Company resulted in the increase in the noncontrolling interests of 58 Home by RMB77.3 million and the corresponding amount was recognized as employee compensation expense in the Group’s consolidated statements of comprehensive income/(loss).

Pursuant to the Amended and Restated Memorandum of Association of 58 Home adopted on October 26, 2015, certain approval rights were granted to a noncontrolling preference shareholder of 58 Home in relation to (i) annual budget and (ii) employment of certain key management members of 58 Home. These approval rights granted to the noncontrolling preference shareholders of 58 Home were considered as substantive participating rights in accordance with ASC 810-10. As a result, the Group has deconsolidated 58 Home since the completion of the transaction on November 27, 2015.

On the date of deconsolidation, the Group derecognized the assets and liabilities, including allocated goodwill attributable to 58 Home, which amounted to RMB1.3 billion, derecognized noncontrolling interests of 58 Home and recognized the investment in 58 Home Series A Preference Shares at fair value of RMB63.9 million (US$10.0 million), the investment in 58 Home ordinary shares (the “58 Home
Ordinary Shares
”)
at fair value of RMB1.6 billion, and a gain on deconsolidation of 58 Home of RMB292.8 million.

Subsequent to the completion of the above transaction, the Group continued to retain equity interests in 58 Home through its ownership of 58 Home Ordinary Shares, representing 87.9% ordinary share equity interests in 58 Home, and certain number of 58 Home Series A Preference Shares, representing 3.3% preferred share equity interests in 58 Home. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. The Company’s investment in the 58 Home Series A Preference Shares was accounted for under cost method, and measurement alternative after the Company adopted ASU 2016-01 from January 1, 2018 because the preference shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.

In August 2018, 58 Freight Inc., a subsidiary of 58 Home, completed a round of financing from outside investors. Taobao China Holdings Limited, the original shareholders of 58 Home, also pushed down certain 58 Home Series A Preference Shares from 58 Daojia Inc. level to 58 Freight Inc. level. As of December 31, 2018, the Company held 68.8% of equity interests in 58 Daojia Inc. on an as converted basis, including 87.9% of the total outstanding ordinary shares and 5.0% of the total outstanding preferred shares.

The Company shared 87.9% net loss of 58 Home according to the 58 Ordinary Share equity ownership since November 27, 2015. Since January 2018, the carrying amount of the Group’s investment in 58 Home Ordinary Shares has been reduced to zero due to the accumulated losses picked up from 58 Home. The Group has continued to record its share of losses in 58 Home in its consolidated statements of comprehensive income/(loss) to the extent of the Group’s investment in 58 Home’s Series A Preference Shares at 3.3% since January 2018 and started to share net loss of 58 Home at 5.0% after 58 Freight Inc. completed its equity financing in August 2018.

For the year ended December 31, 2017 and 2018, the Group recorded investment losses of RMB663.2 million and RMB79.6 million, respectively, in share of results of equity investees in the consolidated statements of comprehensive income/(loss).

In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the periods in which it was accounted for by equity method.

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018
	RMB	RMB	RMB
Operating result data:
Total revenues	114,484	484,952	950,803
Gross profit	90,527	306,207	498,446
Loss from operations	(975,358)	(764,049)	(1,409,250)
Net loss	(1,015,209)	(769,839)	(1,423,428)

	As of December 31,
	2017	2018
	RMB	RMB
Balance sheets data:
Current assets	878,370	625,458
Non-current assets	1,276,431	1,279,304
Current liabilities	729,551	1,260,297
Non-current liabilities	31,899	193,534
Mezzanine equity	1,960,260	2,753,038
Total shareholders’ deficit	(566,909)	(2,302,107)

Intangible assets amounted to RMB304.5 million and the related deferred tax liability amounted to RMB76.1 million were recognized on the date of the deconsolidation as a result of attributing the basis difference between the Company’s initial cost of investment in 58 Home and the Company’s share of the carrying value of the net assets of 58 Home. The differences arising from the abovementioned assets and liabilities resulted in an aggregated net increase of RMB24.4 million for both the year ended December 31, 2017 and 2018, in the Company’s share of 58 Home’s losses in the consolidated statement of comprehensive income/(loss).